                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [ ] ; Amendment Number:
                                               -------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
         ----------------------------
Address: 8 Sound Shore Drive, Suite 180
         ------------------------------
         Greenwich, CT 06830
         -------------------

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
       ------------------
Title: Vice President
       --------------
Phone: (203) 629-1980
       --------------

Signature, Place, and Date of Signing:


  /s/ Shanna S. Sullivan        Greenwich, CT            August 11, 2009
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[ ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number   Name
        028-01190              Frank Russell Company
        028-05788              IXIS Asset Management Advisors, L.P.

                             Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:            2
                                        -------------

Form 13F Information Table Entry Total:      50
                                        -------------

Form 13F Information Table Value Total: $4,909,572
                                        -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No. Form 13F File number     Name

1        028-01190           Frank Russell Company
2        028-05788           Natixis Asset Management Advisors, L.P.

               Reporting Manager: Sound Shore Management, Inc.,
              8 Sound Shore Drive, Suite 180, Greenwich, CT 06830

                                                                      6/30/2009

                  Item 2                                             Item 6                            Item 8
                  Title     Item 3     Item 4                Investment Discretion                Voting Authority
Item 1             of       Cusip    Mkt. Value   Item 5      Sole     Shared   Other Item 7    Sole    Shared   None
Name of Issuer    Class     Number    x $1000     Shares      (A)       (B)      (C)  Mgrs.     (A)      (B)     (C)
--------------    ------- ---------- ---------- ---------- ---------- --------- ----- ------ ---------- ------ ---------
Abbott
  Laboratories    COMMON   002824100   149,636   3,181,047  3,000,933   180,114   0           2,280,333   0      900,714
AES
  Corporation     COMMON   00130H105   164,852  14,199,172 13,428,116   771,056   0          10,293,416   0    3,905,756
Aetna, Inc.       COMMON   00817Y108   138,456   5,527,181  5,205,173   322,008   0           4,003,273   0    1,523,908
Aon Corporation   COMMON   037389103   128,241   3,386,335  3,186,302   200,033   0           2,448,002   0      938,333
Atlas Pipeline
  Partners, L     COMMON   049392103        80      10,000     10,000         0   0              10,000   0            0
Baxter
  International
  Inc             COMMON   071813109   121,954   2,302,759  2,186,974   115,785   0           1,587,674   0      715,085
Berkshire
  Hathaway,
  Inc. Cl A       COMMON  '084670108   130,230       1,447      1,447         0   0               1,064   0          383
Berkshire
  Hathaway,
  Inc. Cl B       COMMON  '084670207    26,447       9,133      6,382     2,751   0               6,382   0        2,751
Boston
  Scientific
  Corporation     COMMON   101137107   166,469  16,417,029 15,520,157   896,872   0          11,909,057   0    4,507,972
Cardinal Health
  Inc.            COMMON   14149Y108   100,952   3,304,476  3,115,036   189,440   0           2,449,736   0      854,740
Chubb
  Corporation     COMMON   171232101   148,942   3,734,765  3,523,191   211,574   0           2,706,991   0    1,027,774
Citrix Systems,
  Inc.            COMMON   177376100    45,071   1,413,332  1,367,687    45,645   0           1,049,987   0      363,345
Coca Cola
  Company         COMMON   191216100   165,014   3,438,500  3,259,363   179,137   0           2,502,263   0      936,237
Comcast
  Corporation
  Class A         COMMON   20030N101   142,083   9,825,966  9,264,768   561,198   0           6,964,368   0    2,861,598
ConocoPhillips,
  Inc             COMMON   20825C104   130,138   3,094,113  2,920,176   173,937   0           2,240,576   0      853,537
Credit Suisse
  Group           COMMON   225401108   120,776   2,641,078  2,493,808   147,270   0           1,912,208   0      728,870
Devon Energy
  Corporation     COMMON   25179M103   120,489   2,210,813  2,089,178   121,635   0           1,604,978   0      605,835
DIRECTV
  Group Inc       COMMON   25459L106       439      17,750     17,750         0   0              17,750   0            0
El Paso
  Corporation     COMMON   28336L109    95,121  10,305,619  9,730,000   575,619   0           7,472,000   0    2,833,619
Exelon
  Corporation     COMMON   30161N101   128,847   2,516,043  2,373,883   142,160   0           1,821,783   0      694,260
Frontier
  Communications
  Co              COMMON   35906A108       275      38,500     38,500         0   0              38,500   0            0
Hess
  Corporation     COMMON   42809H107   120,955   2,250,331  2,115,766   134,565   0           1,626,466   0      623,865
Intl Business
  Machines        COMMON   459200101       214       2,048      2,048         0   0               2,048   0            0
Intuit Inc        COMMON   461202103   102,888   3,649,796  3,443,012   206,784   0           2,645,312   0    1,004,484
JetBlue Airways
  Corporation     COMMON   477143101       235      55,000     55,000         0   0              55,000   0            0
Kimberly-Clark
  Company         COMMON   494368103   141,727   2,703,169  2,551,335   151,834   0           1,955,035   0      748,134
Liberty Media
  Corporation     COMMON   53071M500       210       7,876      7,876         0   0               7,876   0            0
Marsh &
  McLennan
  Companies       COMMON   571748102   150,475   7,475,160  7,061,367   413,793   0           5,343,367   0    2,131,793
Merck & Co.
  Inc.            COMMON   589331107       235       8,400      8,400         0   0               8,400   0            0
Morgan Stanley    COMMON   617446448   105,671   3,706,437  3,499,484   206,953   0           2,697,384   0    1,009,053
Novartis AG
  ADR             COMMON   66987V109   137,049   3,359,865  3,164,920   194,945   0           2,428,820   0      931,045
Pfizer Inc.       COMMON   717081103   177,358  11,823,889 11,158,057   665,832   0           8,572,857   0    3,251,032
Phillip Morris
  International   COMMON   718172109       312       7,150      7,150         0   0               7,150   0            0
Progressive
  Corporation     COMMON   743315103   113,206   7,492,118  7,112,474   379,644   0           5,460,774   0    2,031,344
Safeway, Inc.     COMMON   786514208    76,622   3,761,513  3,553,049   208,464   0           2,724,849   0    1,036,664
Charles Schwab
  Corporation     COMMON   808513105    95,124   5,423,256  5,101,617   321,639   0           3,923,217   0    1,500,039
Schlumberger
  Ltd.            COMMON   806857108   122,854   2,270,449  2,141,129   129,320   0           1,636,629   0      633,820
Southwest
  Airlines
  Company         COMMON   844741108   104,592  15,541,171 14,668,156   873,015   0          11,263,956   0    4,277,215
Spectra Energy
  Corporation     COMMON   847560109    67,708   4,001,628  3,732,012   269,616   0           2,863,812   0    1,137,816
Symantec
  Corporation     COMMON   871503108   129,303   8,299,263  7,832,246   467,017   0           6,022,846   0    2,276,417
TJX Companies,
  Inc.            COMMON   872540109       574      18,250     18,250         0   0              18,250   0            0
Texas
  Instruments
  Inc.            COMMON   882508104   153,332   7,198,685  6,824,369   374,316   0           5,236,869   0    1,961,816
Time Warner,
  Inc. New        COMMON   887317303   143,918   5,713,305  5,394,051   319,254   0           4,142,051   0    1,571,254
Unilever NV
  ADR             COMMON   904784709   130,602   5,401,248  5,095,290   305,958   0           3,898,190   0    1,503,058
UnitedHealth
  Group Inc.      COMMON   91324P102    51,602   2,065,720  1,949,540   116,180   0           1,495,040   0      570,680
Visa, Inc.        COMMON   92826C839    63,513   1,020,126    968,131    51,995   0             741,631   0      278,495
Wal-Mart
  Stores, Inc.    COMMON   931142103   144,539   2,983,885  2,821,403   162,482   0           2,113,703   0      870,182
Washington Post
  Company         COMMON   939640108   127,029     360,693    339,808    20,885   0             260,743   0       99,950
Invesco Ltd.      COMMON   G491BT108   115,470   6,479,791  6,094,360   385,431   0           4,668,260   0    1,811,531
Flextronics
  International   COMMON   Y2573F102   107,744  25,962,471 24,571,803 1,390,668   0          18,833,503   0    7,128,968
   Totals:          50
                                     4,909,572

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